Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Cost of Sales [Abstract]
Schedule of cost of sales
(in thousands)	December 31, 2022	December 31, 2021	December 31, 2020

Inventory expensed	$3,781	$4,436	$2,998
Royalties	307	364	257
Other expenses	1,004	877	1,155
Total	$5,092	$5,677	$4,410